United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	March 31, 2008
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	555 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	May 8, 2008

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	113

Form 13F Information Table Value Total:	$158,134,000


List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Limited                    COM              G0070K103      827    15015 SH       Sole                    13765              1250
Alcoa Inc.                     COM              013817101      389    10800 SH       Sole                    10650               150
AllianceBernstein Holdings LP  COM              01881g106     1455    22950 SH       Sole                    16450              6500
Alpine Total Dynamic Fd        COM              021060108      201    12500 SH       Sole                    12500
American Express               COM              025816109     1032    23600 SH       Sole                    23000               600
American Intl Group            COM              026874107     1102    25475 SH       Sole                    24700               775
BHP Billiton Ltd               COM              088606108      988    15000 SH       Sole                    15000
BP PLC                         COM              055622104     2119    34940 SH       Sole                    34940
Barclays Plc Adr               COM              06738E204      272     7500 SH       Sole                     7500
Berkshire Hathaway Inc. Cl B   COM              084670207     2997      670 SH       Sole                      611                59
Boeing Co.                     COM              097023105      537     7218 SH       Sole                     7218
Bristol-Myers Squibb           COM              110122108      673    31600 SH       Sole                    31600
Brookfield Asset Mgt           COM              112585104     4117   153447 SH       Sole                   138135             15312
Brookfield Infrastru Prtnrs LP COM              g16252102      897    52930 SH       Sole                    48203              4727
Burlington Northern Santa Fe   COM              12189t104      862     9350 SH       Sole                     8600               750
CME Group Inc Cl A             COM              167760107      469     1000 SH       Sole                     1000
CVS Caremark, Corp.            COM              126650100      725    17888 SH       Sole                    17304               584
CapitalSource Inc.             COM              14055X102      880    90958 SH       Sole                    81958              9000
Cardinal Health                COM              14149Y108      216     4119 SH       Sole                     3753               366
Charles Schwab                 COM              808513105     9640   511962 SH       Sole                   374732            137230
Chevron Corp.                  COM              166751107     2339    27400 SH       Sole                    27400
CitiGroup Inc.                 COM              172967101     2912   135971 SH       Sole                   106256             29715
Coca Cola Co.                  COM              191216100     1455    23900 SH       Sole                    20900              3000
Colgate-Palmolive              COM              194162103      407     5225 SH       Sole                     5225
Comcast Cl A Special           COM              200300200     1584    83512 SH       Sole                    76987              6525
Comcast Corp. Cl A             COM              20030N101      322    16637 SH       Sole                    11392              5245
ConocoPhillips                 COM              20825C104     2438    31987 SH       Sole                    31987
Copano Energy, LLC             COM              217202100     1889    55241 SH       Sole                    51991              3250
Crystal River Capital          COM              229393301      897   100475 SH       Sole                    86975             13500
Deere & Co.                    COM              244199105      965    12000 SH       Sole                    12000
Discovery Hldg Ser A           COM              25468y107      271    12772 SH       Sole                    10907              1865
Duke Energy Corp.              COM              26441c105      278    15600 SH       Sole                    15600
Duke Realty Corp               COM              264411505      345    15106 SH       Sole                    13906              1200
Eastgroup Properties           COM              277276101      616    13250 SH       Sole                    13250
Enbridge Energy Management LLC COM              29250x103     2249    46254 SH       Sole                    42470              3784
Enstar Group LTD               COM              G3075P101      506     4550 SH       Sole                     4350               200
Ethan Allen Interiors          COM              297602104      298    10468 SH       Sole                    10468
Evergreen Global Div FD        COM              30024H101      194    12500 SH       Sole                    12500
Exxon Mobil Corp               COM              30231G102     5537    65463 SH       Sole                    61463              4000
FPL Group Inc.                 COM              302571104      890    14182 SH       Sole                    14182
First Nat'l Bank Nebraska      COM              335720108     5249      950 SH       Sole                      950
General Electric               COM              369604103     5259   142090 SH       Sole                   131890             10200
HSBC Holdings PLC              COM              404280406     1909    23200 SH       Sole                    23200
Hess Corp.                     COM              42809h107     1382    15678 SH       Sole                    15678
Honeywell Intl.                COM              438506107     1016    18000 SH       Sole                    15000              3000
ITT Corp.                      COM              450911102      545    10525 SH       Sole                     9650               875
Icici Bank LTD                 COM              45104G104     1109    29050 SH       Sole                    29050
Intl Bus Machines              COM              459200101      341     2958 SH       Sole                     2958
JPMorgan Chase                 COM              46625H100      226     5261 SH       Sole                     5261
Johnson & Johnson              COM              478160104    12023   185335 SH       Sole                   185335
Kinder Morgan Energy Partners  COM              494550106      547    10000 SH       Sole                    10000
Leucadia Natl Corp.            COM              527288104     4918   108748 SH       Sole                    99598              9150
Level 3 Communications         COM              52729N100       75    35500 SH       Sole                    35500
Liberty Global Cl A            COM              530555101     1004    29462 SH       Sole                    26330              3132
Liberty Global Ser C           COM              530555309     1374    42288 SH       Sole                    36956              5332
Liberty Media Entr A           COM              53071M500      822    36296 SH       Sole                    29848              6448
Liberty Media Hldg             COM              53071m104      678    42017 SH       Sole                    35884              6133
Magellan Midstream Holdings LP COM              55907r108      698    30450 SH       Sole                    23800              6650
Magellan Midstream Ptnrs LP    COM              559080106     2495    61600 SH       Sole                    61600
Manulife Financial Corp.       COM              56501r106      456    12000 SH       Sole                                      12000
Markel Corp.                   COM              570535104      215      488 SH       Sole                      250               238
Markwest Energy Ptnr LP        COM              570759100     1072    34750 SH       Sole                    28450              6300
Marriott Intl. Inc.            COM              571903202     1718    50000 SH       Sole                    50000
Martin Marietta Mtrl           COM              573284106      706     6650 SH       Sole                     5875               775
McDonald's Corp.               COM              580135101      209     3750 SH       Sole                     3350               400
Merck & Co.                    COM              589331107     5427   143000 SH       Sole                   142000              1000
Microsoft Corp.                COM              594918104      773    27250 SH       Sole                    27250
Monsanto Co.                   COM              61166w101     1004     9000 SH       Sole                     9000
Montpelier Re Holdings LTD     COM              G62185106      706    44000 SH       Sole                    39850              4150
Nacco Inds Inc. CL A           COM              652957910      919    11360 SH       Sole                    10700               660
National Aust Bank             COM              632525408      633    23000 SH       Sole                    23000
News Corp LTD Cl A             COM              65248e104     2747   146486 SH       Sole                   135036             11450
Nokia Corp. Spon ADR           COM              654902209      329    10325 SH       Sole                    10000               325
Nuveen Govt Income Fund        COM              67090N109      217    12750 SH       Sole                    12750
Oneok Partners LP              COM              68268N103     2398    41700 SH       Sole                    36700              5000
Pfizer Inc.                    COM              717081103      777    37105 SH       Sole                    29905              7200
Plum Creek Timber              COM              729251108      277     6800 SH       Sole                     6800
Procter & Gamble Co            COM              742718109      322     4600 SH       Sole                      700              3900
Rayonier Inc                   COM              754907103     3079    70887 SH       Sole                    68637              2250
Reis, Inc                      COM              950240101       54    10000 SH       Sole                     7500              2500
Royal Dutch Shell              COM              780259206     1359    19700 SH       Sole                    19700
Safeco Corp.                   COM              786429100      853    19450 SH       Sole                    16950              2500
Shaw Communications            COM              82082k200      291    16000 SH       Sole                                      16000
Spectra Energy Corp.           COM              847560109      587    25800 SH       Sole                    25800
St. Joe Co                     COM              790148100     2144    49950 SH       Sole                    45500              4450
Suncor Energy Inc.             COM              867229106      434     4500 SH       Sole                     4500
Texas Instruments              COM              882508104     1357    48000 SH       Sole                    48000
The Bank of New York Mellon    COM              064057102      934    22379 SH       Sole                     6644             15735
The Goldman Sachs Group Inc    COM              38141g104      595     3600 SH       Sole                     3500               100
Time Warner Inc.               COM              887315109      180    12871 SH       Sole                    12521               350
Toronto-Dominion Bank          COM              891160509      483     7869 SH       Sole                     7869
Travelers Companies Inc.       COM              792860108      318     6650 SH       Sole                     6650
U S G Corp.                    COM              903293405     2198    59700 SH       Sole                    50475              9225
U.S. Bancorp                   COM              902973304     2542    78545 SH       Sole                    78545
UDR, Inc.                      COM              902653104      249    10150 SH       Sole                     5950              4200
VistaPrint Limited             COM              G93762204     9083   259893 SH       Sole                   259893
Vodafone Group Plc             COM              92857W209      226     7655 SH       Sole                     4375              3280
W.P. Carey & Co LLC            COM              92930Y107     2551    85125 SH       Sole                    80950              4175
Walt Disney Co.                COM              254687106     1146    36505 SH       Sole                    31705              4800
Waste Management               COM              94106L109      402    11975 SH       Sole                    10975              1000
Wells Fargo & Co.              COM              949746101     2735    94000 SH       Sole                    78000             16000
Westpac Banking Corp (ADR)     COM              961214301      490     4500 SH       Sole                     4500
White Mountains Insurance Grou COM              G9618E107     1052     2192 SH       Sole                     1852               340
Williams Companies             COM              969457100      518    15700 SH       Sole                    13600              2100
Wyeth                          COM              026609107      902    21600 SH       Sole                    21600
XL Capital Ltd.                COM              G98255105      247     8363 SH       Sole                     7863               500
Zimmer Holdings Inc.           COM              98956p102      386     4960 SH       Sole                     4960
Fidelity Asset Manager 50%     MUT              316069103      183    12576 SH       Sole                    12576
Longleaf Partners Internationa MUT              543069405      313    17890 SH       Sole                    13945              3944
Mutual Discovery Fd            MUT              628380404      298     9927 SH       Sole                     9927
Putnam Health Sciences Trust   MUT              746778109      258     5324 SH       Sole                                       5324
T Rowe Price Growth Stock Fd I MUT              741479109      207     7017 SH       Sole                     7017
Vanguard U.S. Value Fund       MUT              922020201      119    10225 SH       Sole                                      10225
REPORT SUMMARY		     113 DATA RECORDS	            158134      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED